UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 2009

      Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):

                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:    Thomas W. Smith
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      Address: 323 Railroad Avenue    Greenwich      CT         06830
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               (Street)               (City)         (State)    (Zip)

      Form 13F File Number: 028-04481

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
      Name:    Thomas W. Smith
      Title:   Investment Manager
      Phone:   203-661-1200

Signature, Place, and Date of Signing:

      /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich, CT
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[City, State]

      November 16, 2009
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


      Number of Other Included Managers:      2
                                              --------

      Form 13F Information Table Entry Total: 37
                                              --------

      Form 13F Information Table Value Total: $713,893 (thousands)
                                              --------

List of Other Included Managers:

No.   Form 13F File No.:       Name:
01    028-10290                Scott J. Vassalluzzo
--    ---------                --------------------
02    028-13257                Steven M. Fischer
--    ---------                --------------------

                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/  PUT/ INVSTMT     OTHER        VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN  CALL DSCRETN    MANAGERS    SOLE   SHARED   NONE
       --------------            --------------    -----    --------  ------- ---  ---- -------    --------    ----   ------   ----
ACI WORLDWIDE, INC.              COMMON STOCK     4498101    13,068   863,723 SH         Other      01, 02    863,723
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK     018581108   4,010    65,650 SH         Sole                  65,650
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK     018581108  55,439   907,650 SH         Other      01, 02    907,650
BLACKROCK CORPORATE HIGH YIELD
  FUND III, INC.                 COMMON STOCK     09255M104     107    17,850 SH         Sole                  17,850
BOARDWALK PIPELINE PARTNERS, LLP UT LTD PARTNER   096627104   2,447    98,600 SH         Sole                  98,600
CEDAR FAIR LP                    DEPOSITORY UNIT  150185106     661    62,750 SH         Sole                  62,750
COPART, INC.                     COMMON STOCK     217204106  13,065   393,408 SH         Sole                 393,408
COPART, INC.                     COMMON STOCK     217204106  57,288 1,725,018 SH         Other      01, 02  1,725,018
CREDIT ACCEPTANCE CORP.          COMMON STOCK     225310101  10,821   336,155 SH         Sole                 336,155
CREDIT ACCEPTANCE CORP.          COMMON STOCK     225310101 131,125 4,073,462 SH         Other      01, 02  4,073,462
DEALERTRACK HOLDINGS, INC.       COMMON STOCK     242309102   4,170   220,504 SH         Other      01, 02    220,504
IRON MOUNTAIN, INC.              COMMON STOCK     462846106   4,051   151,961 SH         Sole                 151,961
IRON MOUNTAIN, INC.              COMMON STOCK     462846106  25,823   968,601 SH         Other      01, 02    968,601
LIFE TIME FITNESS, INC.          COMMON STOCK     53217R207   3,783   134,867 SH         Sole                 134,867
LIFE TIME FITNESS, INC.          COMMON STOCK     53217R207  26,652   950,150 SH         Other      01, 02    950,150
MARKET LEADER, INC.              COMMON STOCK     44183Y102     185    85,530 SH         Sole                  85,530
MARKET LEADER, INC.              COMMON STOCK     44183Y102   1,401   648,431 SH         Other      01, 02    648,431
MOBILE MINI, INC.                COMMON STOCK     60740F105   5,296   305,079 SH         Sole                 305,079
MOBILE MINI, INC.                COMMON STOCK     60740F105  39,026 2,248,019 SH         Other      01, 02  2,248,019
NEUSTAR INC.                     COMMON STOCK     629906108   2,589   114,560 SH         Sole                 114,560
NEUSTAR INC.                     COMMON STOCK     629906108  18,747   829,500 SH         Other      01, 02    829,500
PRE-PAID LEGAL SERVICES, INC.    COMMON STOCK     740065107   8,804   173,300 SH         Sole                 173,300
PRE-PAID LEGAL SERVICES, INC.    COMMON STOCK     740065107  81,758 1,609,415 SH         Other      01, 02  1,609,415
SCP POOL CORPORATION             COMMON STOCK     73278L105   4,420   198,908 SH         Sole                 198,908
SEI INVESTMENTS CO               COMMON STOCK     784117103  52,080 2,646,356 SH         Other      01, 02  2,646,356
STAPLES INC.                     COMMON STOCK     855030102     639    27,500 SH         Sole                  27,500
SUPPORT.COM, INC.                COMMON STOCK     86858W101   4,140 1,725,000 SH         Other      01, 02  1,725,000
SYSTEMAX INC.                    COMMON STOCK     871851101       1       100 SH         Sole                     100
SYSTEMAX INC.                    COMMON STOCK     871851101  25,635 2,113,361 SH         Other      01, 02  2,113,361
TICKETMASTER ENTERTAINMENT, INC. COMMON STOCK     88633P302  15,523 1,327,927 SH         Other      01, 02  1,327,927
TRACTOR SUPPLY CO.               COMMON STOCK     892356106   4,001    82,631 SH         Sole                  82,631
TRACTOR SUPPLY CO.               COMMON STOCK     892356106  33,088   683,359 SH         Other      01, 02    683,359
U.S. AUTO PARTS NETWORK, INC.    COMMON STOCK     90343C100   7,839 1,438,399 SH         Other      01, 02  1,438,399
W HOLDING COMPANY INC.           COMMON STOCK     929251106     309    23,029 SH         Sole                  23,029
W HOLDING COMPANY INC.           COMMON STOCK     929251106   1,977   147,562 SH         Other      01, 02    147,562
WORLD ACCEPTANCE CORP.           COMMON STOCK     981419104   4,345   172,338 SH         Sole                 172,338
WORLD ACCEPTANCE CORP.           COMMON STOCK     981419104  49,582 1,966,741 SH         Other      01, 02  1,966,741